Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Revenue [Abstract]
Summary of disaggregation of revenue
(i)	Disaggregation of revenue
Disaggregation of revenue from contracts with customers by major products or service lines and timing of revenue recognition are as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Disaggregated by major products or service lines:
Autonomous driving related operational and technical support services	32,627	85,285	108,523
Other technology services	157,199	262,369	164,901

Provision of services	189,826	347,654	273,424
Sales of autonomous driving vehicles	337,717	54,190	87,710

	527,543	401,844	361,134

Timing of revenue recognition
Point in time	337,717	54,190	87,710
Over time	189,826	347,654	273,424

	527,543	401,844	361,134

Summary of concentrations of credit risk percentage
The major customers, which individually contributed more than 10% of total revenue of the Group for the years ended December 31, 2022, 2023 and 2024, are as follows. Details of concentrations of credit risk of the Group are set out in Note 31(a).

	For the year ended December 31,
	2022	2023	2024
Customer A	30%	55%	24%
Customer B	12%	*	*
Customer C	18%	*	*
Customer D	11%	*	*

*	represents that the amount of aggregated revenue from such customer is individually less than 10% of the total revenue for respective year.